Goodwill and Other Intangibles Resulting from Business Acquisitions (Schedule of Estimated Future Amortization Expense) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2016	$ 4,793
2016	4,238
2017	3,829
2018	3,112
2019	1,505
Thereafter	469
Net Carrying Amount	$ 17,946	$ 23,841